Other Provisions (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of other provisions [abstract]
Summary of Other Provisions

Current
	September 30, 2023	September 30, 2022
Warranties	916	1,043
Legal	10,136	15,187
Personnel obligations	14,459	10,501
Other	10,984	7,670
Total Current provisions	36,495	34,401

Non-current
	September 30, 2023	September 30, 2022
Warranties	1,253	1,214
Other	821	823
Total Non-Current provisions	2,074	2,037

Summary of Changes in Warrant Provisions

Changes to provision for warranties were as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	2,257	1,291	1,064	2,341
Provisions made during the year	39	1,974	1,076	243
Provisions used during the year	(43)	(1,162)	(878)	(1,229)
Provisions reversed during the year	—	—	—	(251)
Impact of foreign currency translation	(84)	154	29	(40)
At the end of the period/year	2,169	2,257	1,291	1,064

Summary of changes in legal provisions	Management recognizes provisions for legal for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment (see Note 31 – Commitments and contingencies).

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	15,187	8,242	10,448	1,504
Provisions made during the year	682	7,842	454	9,123
Provisions used during the year	(3,858)	(82)	(566)	(172)
Provisions reversed during the year	(1,875)	(815)	(2,094)	(7)
At the end of the period/year	10,136	15,187	8,242	10,448

Summary of Changes in Personnel Obligations	The table below includes all employee benefit obligations except for those relating to the jubilee plan as disclosed in Note 18 – Provision for employee benefits.

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	10,501	6,770	4,677	5,659
Provisions made during the year	5,616	7,882	3,691	2,282
Provisions used during the year	(1,282)	(3,703)	(1,333)	(2,498)
Provisions reversed during the year	(105)	(917)	(377)	(693)
Impact of foreign currency translation	(271)	469	112	(73)
At the end of the period/year	14,459	10,501	6,770	4,677

Summary of Changes in Miscellaneous Other Provisions

Changes to provision for other liabilities were as follows:

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
At the beginning of the period/year	8,493	5,150	1,876	4,429
Provisions made during the year	10,930	8,685	3,763	1,484
Provisions used during the year	(7,194)	(5,285)	(34)	(3,968)
Provisions reversed during the year	(86)	(23)	(472)	(43)
Impact of foreign currency translation	(337)	(34)	17	(26)
At the end of the period/year	11,806	8,493	5,150	1,876